PREPAID EXPENSES AND DEPOSITS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
PREPAID EXPENSES AND DEPOSITS

5.	PREPAID EXPENSES AND DEPOSITS

The balance consists of prepaid expenses to vendors of $64,882 (December 31, 2024 - $7,408), prepaid business insurance of $5,696 (December 31, 2024 - $1,062) and security deposits of $20,505 (December 31, 2024 - $12,000).